Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Forth the Group's Investments and Summarized Financial Information

The following sets forth the Group's investments:

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments (a)	532,314	576,852
Equity investments without readily determinable fair values (b)	74,544	75,656
Available-for-sale debt investments (c)	13,404	13,604
Total	620,262	666,112
Less: impairment on investments	(1,510)	(1,533)
Investment, net	618,752	664,579

(a)
As at December 31, 2024 and 2023 the balances represented the Group’s investments made in five private entities.
(b)
As at December 31, 2024 and 2023, the balances represented the Group’s investments made in three private entities.
(c)
As at December 31, 2024 and 2023, the balances represented the Group’s investments made in two private entities.

8.
INVESTMENTS (Continued)

For the year ended December 31, 2023 and 2024, equity method investments held by the Group in aggregate have met the significance criteria as defined under Rule 4-08 (g) of Regulation S-X. Set out below is the summary of combined financial information for all the equity method investments of the Group:

	As of December 31,
	2023	2024
	RMB	RMB
Statements of Balance Sheet
Current assets	434,906	496,285
Non-current assets	2,283,127	2,700,315
Current liabilities	101,483	129,274
Non-current liabilities	168,272	162,848

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Statements of Operation
Total revenues	153,086	386,856	619,533
Costs and expenses applicable to net sales or gross revenues	(75,502)	(213,386)	(431,997)
Income (loss) from operations	77,584	173,469	187,536
Net income (loss)	77,593	173,462	187,535